Related Parties - Summary of Key Management Personnel (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of key management personnel [Line Items]
Short-term employee benefits	₽ 32	₽ 90	₽ 53
Share-based compensation expense	1,540	2,390	224
Total	₽ 1,572	₽ 2,480	₽ 277